Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 16 - Related Party Transactions

Management Consultancy Agreements

In April 2019, the Company entered into a consultancy agreement with Chief Executive Officer, Justin Floyd, where the Company pays $25,000 per month for Founder Services. For the years ended December 31, 2024, and 2023, the agreement was still effective and the Company had annual expense of $300,000 per year, which is included in the salaries, benefits and personnel costs on the consolidated statements of operations. No amounts were payable as of December 31, 2024, or 2023.

In April 2019, the Company entered into a consultancy agreement with Director, Soumaya Hamzaoui, where the Company pays 19,883 euros ($22,000 and $21,000 at December 31, 2024, and 2023, respectively) per month for Founder Services. For the years ended December 31, 2024, and 2023, the agreement was still effective and the Company had an annual expense of 238,596 euros ($263,000 and $255,000 at December 31, 2024 and 2023, respectively) per year, which is included in the salaries, benefits and contractor costs on the consolidated statement of operations. No amounts were payable as of December 31, 2024, or 2023.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 16 - Related Party Transactions (continued)

Shareholder Loan and Convertible Shareholder Loan Agreements

The Company’s shareholder loans, and convertible shareholder loans discussed at Note 9 are between the Company and certain common stock shareholders of the Company that are related parties.